Investments in associates and joint ventures (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Total assets	R$ 396,528,353	R$ 347,456,760
Equity	23,547,708	20,047,237	R$ 19,450,844	R$ 17,042,210
Profit (loss)	5,169,293	R$ 4,514,840	R$ 3,899,391
Aggregated financial information [Member]
Disclosure of associates [line items]
Total assets	669,175
Equity	556,655
Profit (loss)	R$ 147,817